CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ (5,789,691)	$ (4,881,398)
Stock-based compensation expense	135,546	239,265
Preferred stock of subsidiary issued for debt conversion	3,063,690	250,000
Interest paid in preferred shares of subsidiary	20,784	45,877
Advances received pre-merger		1,495,000
Beneficial conversion feature of new debt	1,620,955
Net loss	(5,385,803)	(2,958,415)
Ending Balance	(5,188,986)	(5,789,691)
Services
Common stock issued	320,533	19,980
Cash
Common stock issued	825,000
Common Stock
Beginning Balance (in shares)	49,249,674	47,307,593
Beginning Balance	49,250	47,308
Shares forfeited and cancelled (in shares)	(684,300)
Shares forfeited and cancelled	(684)
Preferred stock of subsidiary issued for debt conversion (in shares)	4,984,324	354,921
Preferred stock of subsidiary issued for debt conversion	4,983	356
Interest paid in preferred shares of subsidiary (in shares)		65,126
Interest paid in preferred shares of subsidiary		65
Advances received pre-merger (in shares)		1,495,000
Advances received pre-merger		1,495
Preferred shares of subsidiary that did not convert at merger and remain outstanding (in shares)	(7,664,194)
Preferred shares of subsidiary that did not convert at merger and remain outstanding	(7,664)
Ending Balance (in shares)	47,160,435	49,249,674
Ending Balance	47,160	49,250
Common Stock | Services
Common stock issued (in shares)	449,931	27,034
Common stock issued	450	26
Common Stock | Cash
Common stock issued (in shares)	825,000
Common stock issued	825
Additional paid-in capital
Beginning Balance	18,672,746	16,624,566
Stock-based compensation expense	135,546	239,265
Shares forfeited and cancelled	684
Preferred stock of subsidiary issued for debt conversion	3,058,707	249,644
Interest paid in preferred shares of subsidiary	20,784	45,812
Advances received pre-merger		1,493,505
Beneficial conversion feature of new debt	1,620,955
Preferred shares of subsidiary that did not convert at merger and remain outstanding	7,664
Ending Balance	24,661,344	18,672,746
Additional paid-in capital | Services
Common stock issued	320,083	19,954
Additional paid-in capital | Cash
Common stock issued	824,175
Accumulated deficit
Beginning Balance	(24,511,687)	(21,553,272)
Preferred shares of subsidiary that did not convert at merger and remain outstanding	1,184,450
Net loss	(4,896,148)	(2,958,415)
Ending Balance	(28,223,385)	(24,511,687)
Non-controlling interest
Preferred shares of subsidiary that did not convert at merger and remain outstanding	(1,184,450)
Net loss	(489,655)
Ending Balance	$ (1,674,105)